Segments, Customers and Geographic Information (Schedule of segment reporting information by segment) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Geographic Areas, Revenues from External Customers [Abstract]
Revenues		$ 394,190	$ 347,179	$ 295,173
Cost of revenues		257,339	227,310	202,110
Gross profit		136,851	119,869	93,063
Less - Employee related	[1]	65,111	59,729	54,930
Other segment items	[2]	33,013	38,930	49,070
Financial and other expenses, net		11,474	8,468	6,306
Taxes on income		3,190	6,522	2,446
Net income (loss)		$ 24,063	$ 6,220	$ (19,689)

[1]	Employee related includes employee salaries and commissions, payroll taxes, benefits, and outsourced labor costs.
[2]	Other segment items include consulting and professional services, depreciation of property and equipment, amortization of intangible assets, share-based compensation expenses, acquisition and integration related charges, marketing expenses, finance and legal expenses, travel expenses, subcontractors costs, software and subscription costs, overhead expenses and restructuring and related charges.